Income taxes and deferred taxes - Major components of income tax expenses (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income taxes and deferred taxes
Current tax income/(expenses):	€ (1,040,000)	€ (2,811,000)	€ 1,442,000
Current tax income/(expense) for the year	(1,026,000)	(2,963,000)	2,152,000
Current tax income / (expense)for prior periods	(14,000)	152,000	(710,000)
Deferred tax income/(expense)	31,000	7,000	3,000
Total income tax income/(expense)	€ (1,009,000)	€ (2,804,000)	€ 1,445,000